Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 763.3	$ 775.9	$ 743.9
Operating costs and expenses
Net fuel cost	16.0	17.5	9.0
Utilities Operating Expense, Purchased Power	253.0	305.0	291.0
Utilities Operating Expense, Maintenance and Operations	191.4	156.8	186.1
Depreciation and amortization	72.7	73.1	76.1
Taxes, Miscellaneous	78.2	73.5	77.1
Fixed-asset impairment (Note 14)	3.5	2.8	0.0
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations	1.0	0.0	(0.6)
Gain (Loss) on Disposition of Business	0.0	11.7	0.0
Costs and Expenses	615.8	640.4	638.7
Operating Income (Loss)	147.5	135.5	105.2
Other income / (expense), net
Interest expense	(82.2)	(98.0)	(110.0)
Loss on early extinguishment of debt	(44.9)	(6.5)	(3.3)
Other income	3.7	0.9	1.6
Other expense, net	(123.4)	(103.6)	(111.7)
Income / (loss) from continuing operations before income tax	24.1	31.9	(6.5)
Income tax expense / (benefit) from continuing operations	(21.8)	0.7	(5.0)
Net income / (loss) from continuing operations	45.9	31.2	(1.5)
Income / (loss) from discontinued operations before income tax	55.0	70.5	(127.4)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	20.1	(1.6)	14.0
Income tax expense / (benefit) from discontinued operations	15.6	30.0	(20.3)
Net income / (loss) from discontinued operations	59.5	38.9	(93.1)
Net loss	$ 105.4	$ 70.1	$ (94.6)